Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 200,191,726	$ 213,822,331
Restricted cash, current		31,155	580,019
Short-term investments		6,169,815	4,906,760
Accounts receivable, net		1,099,081	1,586,766
Advances to suppliers		477,748	70,312
Inventories, net		3,642,958	597,116
Prepayments		729,713	322,382
VAT recoverable, current		87,505	3,203,198
Other current assets, net (include $126,920 and nil due from a related party as of December 31, 2025 and 2024, respectively)		3,758,291	5,676,953
Total current assets		216,187,992	230,765,837
Non-current assets:
Property, plant and equipment, net		29,804,484	29,907,181
Intangible assets, net		2,196,854	3,339,664
Operating lease right-of-use assets		3,608,497	3,348,442
Operating lease right-of-use assets - related party		69,486	40,081
Restricted cash, non-current		796,786	602,178
Goodwill			1,277,789
VAT recoverable, non-current		1,468,819	766,587
Other assets		2,635,010	5,756,224
Total non-current assets		40,579,936	45,038,146
Total assets		256,767,928	275,803,983
Current liabilities:
Accounts payable		436,119	286,099
Accrued liabilities and other payables (include $126,920 and nil due to a related party as of December 31, 2025 and 2024, respectively)		6,310,237	10,367,210
Operating lease liabilities, current		1,105,514	1,114,377
Operating lease liabilities - related parties, current		48,252	29,961
Advances from customers		14,812	55,403
Total current liabilities		7,914,934	11,853,050
Non-current liabilities:
Operating lease liabilities, non-current		3,430,152	2,877,122
Operating lease liabilities – related party, non-current		21,234	10,120
Other non-current liability		357,403	376,841
Deferred tax liabilities		3,379	326,452
Total non-current liabilities		3,812,168	3,590,535
Total liabilities		11,727,102	15,443,585
Equity:
Additional paid-in capital		396,090,766	396,454,715
Statutory reserves		11,079,649	11,079,649
Accumulated deficit		(149,185,245)	(135,091,716)
Accumulated other comprehensive loss		(13,777,506)	(12,874,020)
Total Ebang International Holdings Inc. shareholders’ equity		244,231,820	259,592,784
Non-controlling interest		809,006	767,614
Total equity		245,040,826	260,360,398
Total liabilities and equity		256,767,928	275,803,983
Class A Ordinary Shares
Equity:
Ordinary share	[1]	18,178	18,178
Class B Ordinary Shares
Equity:
Ordinary share	[1]	$ 5,978	$ 5,978

[1]	As of December 31, 2025 and 2024, 263,322 reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.